Financing receivables, net - Balances of financing receivables by due date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Net [Abstract]
Due in 0 - 12 months	¥ 450,588	¥ 775,937
Due in 13 - 24 months	19,443	19,297
Total financing receivables	¥ 470,031	¥ 795,234